SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,343,795	$ 951,314
Corporate taxes receivable		182,820
Taxes receivable	745,170	272,993
Trade and other receivables	$ 2,088,965	$ 1,407,127